U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 572-0138

Fax: (617) 663-2196

E-Mail: aayanna@jhancock.com

Name:	Ariel Ayanna
Title:	Counsel

April 1, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	John Hancock Bond Trust (the “Trust”), on behalf of:

John Hancock Investment Grade Bond Fund (the “Fund”)

File Nos. 002-66906; 811-03006

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectus and statement of additional information for Class R2, Class R4, Class R6, and Class NAV shares of the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information, each dated March 27, 2015, contained in Post-Effective Amendment No. 109 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 113 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on March 26, 2015 via EDGAR, accession number 0001133228-15-001312.

Sincerely,

/s/ Ariel Ayanna

Ariel Ayanna, Esq.

Assistant Secretary of the Trust